Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	FAIR VALUE MEASUREMENTS
The following summarizes the Company’s financial assets measured and recorded at fair value on a recurring basis as of December 31, 2020 and 2021:

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	( RMB in thousands)

Short-term investments	1,006,245	—	1,006,245	—

	1,006,245	—	1,006,245	—

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	( RMB in thousands)
Short-term investments	4,568,346	—	4,568,346	—

	4,568,346	—	4,568,346	—

The Company measured the fair value of its warrant liabilities on a recurring basis using significant unobservable (Level 3) inputs as of December 31, 2020.
The Company estimated the fair values of the Series B4 Warrant using the Black-Scholes Option Pricing Model with the assistance of an independent third-party valuation firm using the corresponding inputs:

As of December 31, 2020
Series B4 Warrant
Expected volatility	51.35%
Risk-free interest rate	0.09%
Remaining contractual life	0.62
Fair value of the underlying preferred shares	US$6.50
Warrant fair value	US$118.58
The determination of the fair value of the Company’s preferred shares requires complex and subjective judgments to be made regarding the cash flow forecasts and the weighted average cost of capital and the discount for lack of marketability applied to the projected cash flows. If different estimates and assumptions had been used, the fair values of the preferred shares could be significantly different and the fair value of the warrant liabilities may materially differ from the recognized amount.
The Company recognized a loss from the increase in the fair value of the warrant liabilities of RMB100.7 million, a gain from the decrease in the fair value of the warrant liabilities of RMB11.5 million and a loss from the increase in the fair value of the warrant liabilities of RMB44.5 million (US$7.0 million) for the years ended December 31, 2019, 2020 and 2021, respectively. Such amounts were recorded in “Changes in fair value of warrant liabilities” in the consolidated statements of comprehensive loss.

The following table presents a reconciliation of the warrant liabilities measured at fair value on a recurring basis using Level 3 unobservable inputs for the years ended December 31, 2020 and 2021:

Warrant liabilities
RMB
(in thousands)
Balance as of December 31, 2019	161,462
Fair value change	(11,450)
Foreign exchange translation	(8,807)
Exercise of EatTogether Warrant (Note 17)	(33,045)

Balance as of December 31, 2020	108,160

Warrant liabilities
RMB
(in thousands)
Balance as of December 31, 2020	108,160
Fair value change	44,457
Foreign exchange translation	536
Exercise of Series B4 Warrant (Note 17)	(153,153)

Balance as of December 31, 2021	—

Balance as of December 31, 2021 (US$)	—

In April 2020, the Founder exercised the EatTogether Warrant and received 6,664,000 Series B4-1 redeemable convertible preferred shares (Note 17). In March 2021, the holder exercised the Series B4 Warrant and received 6,989,750 Series B4 redeemable convertible preferred shares (Note 17). There were no warrants outstanding as of December 31, 2021 and therefore, there were no financial liabilities measured at fair value on a recurring basis.
The Company did
not
transfer any financial assets or
liabilities
in or out of Level 3 during the years ended December 31, 2020 and 2021. The Group had no financial assets and liabilities measured and recorded at fair value on a non-recurring
basis as of December 31, 2020 and 2021.